Leases (Supplemental Balance Sheet) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Long-term right-of-use assets	$ 17,749	$ 16,632
Current portion of operating lease obligation	2,421	2,354
Operating lease obligation, net of current portion	22,382	21,867
Total operating lease liabilities	$ 24,803	$ 24,221